Prepaid Expenses and Other Receivable (Details Textual) - PPL Settlement [Member] - USD ($)	Mar. 31, 2019	Mar. 31, 2018	Oct. 31, 2016
Statement Line Items [Line Items]
Supplier amount			$ 120,000
Amount receivable	$ 63,750	$ 11,250
Payable installments	11,250
Non-current portion	$ 45,000	$ 56,250